Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
	Balance as of		% of
	September 30, 2024	Subsequent Collection	subsequent collection
Accounts receivable by aging bucket	(Unaudited)
Overdue	$671,953	$670,188	99.7%
Not yet due	2,584,734	2,478,978	95.9%
Total gross accounts receivable	3,256,687	3,149,166	96.7%
Allowance for credit losses	—	—	—
Accounts receivable, net	$3,256,687	$3,149,166	96.7%